Our people - Additional Information (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number and average number of employees [abstract]
Average number of staff	114,129	104,808	104,163
Staff numbers at the end of period	115,473	109,382	99,830